Other financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Other financial assets
Schedule of other financial assets

	December 31, 2019		December 31, 2018
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	60	1,119	61	1,189
Short-term financing receivables held for operating purposes	37		51
	97	1,119	112	1,189
Financing receivables held for non-operating purposes	287		188
	384	1,119	300	1,189
Securities held for operating purposes		55		64
	384	1,174	300	1,253

Schedule of financial receivables net of allowance for doubtful accounts

(€ million)	2019	2018
Carrying amount at the beginning of the year	430	730
Additions	11	279
Deductions	(88)	(596)
Currency translation differences	7	17
Other changes	19
Carrying amount at the end of the year	379	430

Schedule of securities per issuing entity

	Amortized cost	Nominal value	Fair Value	Nominal rate		Rating -
	(€ million)	(€ million)	(€ million)	of return (%)	Maturity date	Moody’s	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	24	24	25	from 0.20 to 4.75	from 2020 to 2025	Baa3	BBB
Others (*)	23	23	23	from 0.05 to 4.20	from 2020 to 2024	from Aa3 to Baa1	from AA to A-
Floating rate bonds
Italy	5	5	5		from 2020 to 2022	Baa3	BBB
Others	3	3	3		2022	Baa3	BBB
Total sovereign states	55	55	56

(*)Amounts included herein are lower than €10 million.